Income Tax - Summary of Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income taxes	€ (2.3)	€ 243.1	€ 3,629.6
Deferred taxes	(10.1)	12.7	(109.9)
Income taxes	€ (12.4)	€ 255.8	€ 3,519.7